Net profit/(loss) and earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Disclosure of the calculation of earnings per share attributed to the parent company [Table Text Block]

(Million euro, except otherwise indicated)	2024	2023	2022
Net profit/(loss) attributable to ordinary equity holders of the parent:
Continuing operations	3,225	325	124
Discontinued operations	14	16	64
Net cost of subordinated perpetual bond	—	(5)	(8)
Profit/(loss) attributable to ordinary equity holders of the parent for basic earnings	3,239	336	180
Effects of dilution	—	—	—
Profit/(loss) attributable to ordinary equity holders of the parent adjusted for the effect of dilution	3,239	336	180

Weighted average number of ordinary shares for basic EPS (*) (thousands of shares)	724,191	728,255	723,477
Effects of dilution	—	—	—
Weighted average number of ordinary shares adjusted for the effect of dilution (thousands of shares)	724,191	728,255	723,477

Profit/(loss) attributable to ordinary equity holders of the parent from discontinued operations for the basic EPS calculations	14	16	64
Effects of dilution	—	—	—
Profit/(loss) attributable to ordinary equity holders of the parent from discontinued operations for the diluted EPS calculations	14	16	64

Earnings per share [text block]

		2024	2023	2022
Net earnings per share attributed to the parent company (in euros)	Diluted	4.47	0.46	0.25
	Basic	4.47	0.46	0.25
Net earnings per share attributed to the parent company, discontinued operations (in euros)	Diluted	0.02	0.02	0.09
	Basic	0.02	0.02	0.09